Shareholder Report, Line Graph (Details) - USD ($)			11 Months Ended	12 Months Ended
	Nov. 30, 2023	Dec. 20, 2021 [1]	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2024
Kingsbarn Tactical Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Kingsbarn Tactical Bond ETF
Accumulated Value	$ 9,525	$ 10,000	$ 9,013	$ 10,313
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	$ 8,834	$ 10,000	$ 8,731	$ 9,441

[1]	Inception